Accounts receivable (Details) $ in Thousands	6 Months Ended
Jun. 30, 2020 USD ($)
Roll-forward of the allowance for credit losses related to accounts receivable
Current period provision for expected credit losses	$ 2
Balance as of June 30, 2020	$ 2